SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Gain (Loss) on Disposition of Business	$ 0	$ (422,565)	$ 0
Cwn Capital Inc [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	85.00%